FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value on a recurring basis
Corporation financial instruments measured at fair value on a recurring basis are as follows:

		Fair Value
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Note payable to related parties – Former SAE common stockholders:
Balance at December 31, 2013	$12,406	$—	$—	$12,406
Realized loss	5,094	—	—	5,094
Repayment of notes	(17,500)	—	—	(17,500)
Balance at December 31, 2014	$—	$—	$—	$—

Balance at June 24, 2013	$11,775	$—	$—	$11,775
Unrealized loss	631	—	—	631
Balance at December 31, 2013	$12,406	$—	$—	$12,406